INTANGIBLE ASSETS - Key assumptions (Details) - Russia	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Average annual revenue discount rate, combined average (in percent)	20.50%	20.50%	9.30%	9.30%	20.50%
Average annual revenue growth rate, explicit forecast period (in percent)	6.20%	6.20%	5.00%	5.00%	5.50%
Average annual revenue growth rate, terminal period (in percent)	1.60%	1.60%	1.60%	1.60%
Average annual revenue growth rate, combined average (in percent)	5.50%	5.50%	4.40%	4.40%
Average operating margin, explicit forecast period (in percent)	32.40%	32.40%	33.20%	33.20%
Average operating margin, terminal period (in percent)	35.00%	35.00%	35.50%	35.50%
Average operating margin, combined average (in percent)	32.80%	32.80%	33.60%	33.60%
Average CAPEX / revenue, explicit forecast (in percent)	20.30%	20.30%	25.40%	25.40%
Average CAPEX / revenue, terminal period (in percent)	18.00%	18.00%	21.00%	21.00%
Average CAPEX / revenue, combined average (in percent)	19.90%	19.90%	24.70%	24.70%
Explicit forecast period	6 years	5 years	5 years	5 years